Concentration of Risk	12 Months Ended
Dec. 31, 2024
Concentration of Risk [Abstract]
CONCENTRATION OF RISK
21	CONCENTRATION OF RISK

Customer Concentration

For the year ended December 31, 2024, the Company generated total revenue of RM 90,344,588, of which two customers accounted for more than 10% of the Company’s total revenue.

For the year ended December 31, 2023, the Company generated total revenue of RM 148,053,973, of which three customers accounted for more than 10% of the Company’s total revenue.

For the year ended December 31, 2022, the Company generated total revenue of RM 63,509,466, of which two customers accounted for more than 10% of the Company’s total revenue.

	For the years ended December 31
	2022	2023	2024		2022	2023	2024
	Revenues				Percentage of revenues
	RM	RM	RM	USD	%	%	%
Customer A	N/A*	N/A*	21,007,350	4,693,856	N/A*	N/A*	23.25
Customer B	6,852,979	23,099,977	10,435,837	2,331,770	10.79	15.60	11.55
Customer C	25,191,877	44,226,069	N/A*	N/A*	39.67	29.87	N/A*
Customer D	N/A*	15,687,320	N/A*	N/A*	N/A*	10.60	N/A*
Others	31,464,610	65,040,607	58,901,401	13,160,853	49.54	43.93	65.20
Total	63,509,466	148,053,973	90,344,588	20,186,479	100.00	100.00	100.00

The following table sets forth a summary of customers who represent 10% or more of the Group’s total accounts receivable:

	For the years ended December 31
	2023	2024		2023	2024
	Receivables			Percentage of receivables
	RM	RM	USD	%	%
Customer A	N/A^	7,736,776	1,728,696	N/A^	36.37
Customer B	2,590,320	5,366,239	1,199,026	16.29	25.23
Customer C	4,209,590	N/A^	N/A^	26.47	N/A^
Customer D	2,347,367	N/A^	N/A^	14.76	N/A^
Customer E	3,322,607	N/A^	N/A^	20.89	N/A^
Others	3,431,996	8,170,079	1,825,511	21.59	38.40
Total	15,901,880	21,273,094	4,753,233	100.00	100.00

*	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year.

^	Receivables was less than 10% of the Groups total accounts receivables for the respective year.

Vendor Concentration

For the year ended December 31, 2024, the Company incurred cost of sale of RM 84,102,118, of which one vendor accounted for more than 10% of the Company’s total cost of sale.

For the year ended December 31, 2023, the Company incurred cost of sale of RM 130,201,026, of which two vendors accounted for more than 10% of the Company’s total cost of sale.

For the year ended December 31, 2022, the Company incurred cost of sale of RM 54,825,100, of which three vendors accounted for more than 10% of the Company’s total cost of sale.

	For the years ended December 31
	2022	2023	2024		2022	2023	2024
	Cost of sale				Percentage of cost of sale
	RM	RM	RM	USD	%	%	%
Vendor A	16,097,566	20,826,560	12,445,870	2,780,889	29.36	16.00	14.80
Vendor B	9,600,766	17,867,185	N/A*	N/A*	17.51	13.72	N/A*
Vendor C	5,519,852	N/A*	N/A*	N/A*	10.07	N/A*	N/A*
Others	23,606,916	91,507,281	71,656,248	16,010,780	43.06	70.28	85.20
Total	54,825,100	130,201,026	84,102,118	18,791,669	100.00	100.00	100.00

The following table sets forth a summary of vendors who represent 10% or more of the Group’s total accounts payable:

	For the years ended December 31
	2023	2024		2023	2024
	Payables			Percentage of payables
	RM	RM	USD	%	%
Vendor A	7,580,160	7,011,530	1,566,648	19.73	25.59
Vendor B	10,198,777	N/A^	N/A^	26.55	N/A^
Vendor D	6,582,074	N/A^	N/A^	17.13	N/A^
Vendor E	4,464,585	N/A^	N/A^	11.62	N/A^
Others	9,593,277	20,385,284	4,554,861	24.97	74.41
Total	38,418,873	27,396,814	6,121,509	100.00	100.00

*	Purchases from relevant vendor was less than 10% of the Group’s total cost of sale for the respective year.

^	Payables was less than 10% of the Groups total accounts payables for the respective year.